File No. 811-5017
                                                               File No. 33-11466

                       SECURITIES AND EXCHANGE COMMISSION

                           Washington, D. C.   20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

                        Pre-Effective Amendment No. ____
                        Post-Effective Amendment No. 15

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940                                                     X

                                Amendment No. 15

TMK/UNITED FUNDS, INC.
                      (Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas             66202-4200
            (Address of Principal Executive Office)       (Zip Code)

Registrant's Telephone Number, including Area Code  (913) 236-2000

Sharon K. Pappas, P. O. Box 29217, Shawnee Mission, Kansas  66201-9217
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective

          _____  immediately upon filing pursuant to paragraph (b)
          _____  on (date) pursuant to paragraph (b)
          _____  60 days after filing pursuant to paragraph (a)(1)
          __X__  on April 4, 1997 pursuant to paragraph (a)(1)
          _____  75 days after filing pursuant to paragraph (a)(2)
          _____  on (date) pursuant to paragraph (a)(2) of Rule 485
          __X__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

       ==================================================================

                   DECLARATION REQUIRED BY RULE 24f-2 (a) (1)

     The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). Notice for the Registrant's fiscal year ended December 31, 1996 will be filed on or about February 27, 1997.

                                                                January 14, 1997



                            TMK/United  Funds, Inc.
                       6300 Lamar Avenue. P.O. Box 29217
                       Shawnee Mission, Kansas 66201-9217


The purpose of this Post-Effective Amendment No. 15 to the Registration Statement for TMK/United Funds, Inc. (the "Fund") is to delay the effective date of Post-Effective Amendment No. 14 to the Registration Statement for the Fund for eighty days pursuant to Rule 485 (a)(1).

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(a) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Overland Park, and State of Kansas, on the 14th day of January, 1997.

                            TMK/UNITED FUNDS, INC.

                                  (Registrant)

                            By /s/ Keith A. Tucker*
                            ------------------------
                           Keith A. Tucker, President

     Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

     Signatures          Title
     ----------          -----

/s/Ronald K. Richey*     Chairman of the Board         January 14, 1997
----------------------                                 ----------------
Ronald K. Richey


/s/Keith A. Tucker*      President and Director        January 14, 1997
----------------------   (Principal Executive Officer) ----------------
Keith A. Tucker


/s/Theodore W. Howard*   Vice President, Treasurer     January 14, 1997
----------------------   and Principal Accounting      ----------------
Theodore W. Howard       Officer


/s/Robert L. Hechler*    Vice President and            January 14, 1997
----------------------   Principal Financial           ----------------
Robert L. Hechler        Officer


/s/Henry L. Bellmon*     Director                      January 14, 1997
----------------------                                 ----------------
Henry L. Bellmon


/s/Dodds I. Buchanan*    Director                      January 14, 1997
---------------------                                  ----------------
Dodds I. Buchanan


/s/Jay B. Dillingham*    Director                      January 14, 1997
--------------------                                   ----------------
Jay B. Dillingham


/s/Linda Graves*         Director                      January 14, 1997
-------------------                                    ----------------
Linda Graves


/s/John F. Hayes*        Director                      January 14, 1997
-------------------                                    ----------------
John F. Hayes


/s/Glendon E. Johnson*   Director                      January 14, 1997
-------------------                                    ----------------
Glendon E. Johnson


/s/William T. Morgan*    Director                      January 14, 1997
-------------------                                    ----------------
William T. Morgan


/s/Eleanor B. Schwartz*  Director                      January 14, 1997
-------------------                                    ----------------
Eleanor B. Schwartz


/s/Frederick Vogel III*  Director                      January 14, 1997
-------------------                                    ----------------
Frederick Vogel III


/s/Paul S. Wise*         Director                      January 14, 1997
-------------------                                    ----------------
Paul S. Wise


*By
    Sharon K. Pappas
    Attorney-in-Fact

ATTEST:
   Sheryl Strauss
   Assistant Secretary